Related and Interested Parties	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 23 - Related and Interested Parties

Note 23 - Related and Interested Parties

Related parties within its meaning in IAS 24 (2009), “Related Parties Disclosure”; Interested parties within their meaning in Paragraph 1 of the definition of an “interested party” in Section 1 of the Israeli Securities Law, 1968.

  Parent company and subsidiaries

Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as joint controlling shareholders of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). Millenium holds approximately 46.94% of the share capital in Israel Corp., which holds as at December 31, 2020 approximately 45.85% of the voting rights and issued share capital of the Company.

To the best of Israel Company’s knowledge, Millenium is held by Mashat (Investments) Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 80% and 20% holding rates in the issued share capital, respectively (It is noted that Mashat granted XT Investments a power of attorney for a fixed period (which is extendable) to vote according to XT's discretion at General Meetings of Millenium in respect of shares constituting 5% of the voting rights in Millenium). Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”) which is incorporated in the Netherlands. Ansonia is a wholly owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is a wholly owned subsidiary of the Liberian company, Court Investments Ltd. (“Court”). Court is wholly owned by a discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments is fully held by XT Holdings Ltd. (“XT Holdings”). To the best of Israel Company’s knowledge, ordinary shares of XT Holdings are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd., a company that is controlled by a discretionary trust in which Mr. Idan Ofer is the beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. In addition, Kirby Enterprises Inc., which is to the best of Israel Company’s knowledge, indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the share capital of Israel Corp.

Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors and to exert significant influence with respect to the composition of the Company’s Board of Directors.

Note 23 - Related and Interested Parties (cont'd)

  Parent company and subsidiaries (cont'd)

As of December 31, 2020, 256 million ordinary shares have been pledged by Israel Corporation to secure certain liabilities, almost entirely comprised of margin loans with an aggregate outstanding principal of about $400 million.

B. Benefits to key management personnel (including directors)

The senior managers, in addition to their salaries, are entitled to non-cash benefits (such as vehicle, mobile etc.). The Group contributes to a post-employment defined benefit plan on their behalf. In accordance with the terms of the plan, the retirement age of senior managers is 67. Senior managers and directors also participate in the Company's incentive and equity remuneration plans (options for Company shares) (see Notes 16 and 19).

Set forth below are details of the benefits for key management personnel in 2020 and 2019.

The Company's key management personnel in 2020, consists of 19 individuals, of whom 10 are not employed by the company (directors). The Company's key management personnel in 2019, consisted of 22 individuals, of whom 9 were not employed by the Company (directors).

For the year ended December 31
2020	2019
$ millions	$ millions

Short-term benefits	9	13
Post-employment benefits	1	1
Share-based payments	7	8
Total *	17	22
* To interested parties employed by the Company	3	5
* To interested parties not employed by the Company	2	1

C. Ordinary transactions that are not exceptional

The Company’s Board of Directors, with the agreement of the Audit Committee, decided that a transaction with related and interested parties will be considered a “negligible transaction” for public reporting purposes if all the following conditions have been met:

(1) It is not an “extraordinary transaction” within the meaning thereof in the Companies Law.

(2) The effect of each of the parameters listed below is less than one percent (hereinafter – the Negligibility Threshold).

Note 23 - Related and Interested Parties (cont’d)

C. Ordinary transactions that are not exceptional (cont'd)

For every transaction or arrangement that is tested for the Negligibility Threshold, the parameters will be examined, to the extent they are relevant, on the basis of the Company's condensed or audited consolidated financial statements, as applicable, prior to the transaction, as detailed below:

Acquisition of assets

Assets ratio – the amount of the assets in the transaction divided by total assets.

Sale of assets

Assets ratio – the amount of the assets in the transaction divided by total assets.

Profit ratio – the profit or loss attributed to the transaction divided by the total annual comprehensive income or loss during the period.

Financial liabilities

Liabilities ratio – the amount of the liabilities in the transaction divided by the total liabilities.

Financing expenses ratio – the expected financing expenses in the specific transaction divided by the total financing expenses in the statement of income.

Acquisition and sale of products, services and manufacturing inputs

Revenue ratio – estimated revenue from the transaction divided by the annual revenue, or

Manufacturing expenses ratio – the amount of the expenses in the transaction divided by the annual cost of sales.

(3) The transaction is negligible also from a qualitative point of view. For the purpose of this criteria, it shall be examined whether there are special considerations justifying reporting of the transaction, even if it does not meet the quantitative criteria described above.

(4) In examining the negligibility of a transaction expected to occur in the future, among other things, the probability of the transaction occurring will be examined.

Note 23 - Related and Interested Parties (cont’d)

D. Transactions with related and interested parties

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Sales	3	4	5
Cost of sales	3	8	19
Selling, transport and marketing expenses	7	10	7
Financing expenses (income), net	(1)	(1)	3
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

                     On November 9, 2020, and November 11, 2020, our Audit and Accounting Committee and Board of Directors, respectively, approved, and on January 5, 2021, our general meeting of shareholders approved, the renewal of the management services agreement between the Company and Israel Corp. effective retroactively as of January 1, 2021, for an additional term of three years, expiring on December 31, 2023. According to the renewed management services agreement, the annual management fee to be paid to Israel Corp for each calendar year shall continue to be $1 million plus VAT. During the term of the agreement, the Company will not pay or grant any cash or equity compensation for the service of our directors who are office holders of Israel Corp. (except for the separate compensation arrangement between the Company and our Executive Chairman of the Board, Mr. Yoav Doppelt, as approved by our shareholders in May 2019, and as may be amended by shareholder approval from time to time). The Audit & Accounting Committee will continue to annually examine the reasonableness of the management fees paid in the previous year against the management services actually provided by Israel Corp to the Company in the same year. On February 28, 2021, the Audit & Accounting Committee examined the management services that were actually rendered in 2020 against the management fees paid in that year and concluded that the fees were reasonable.
                     On January 30, 2020, our shareholders approved a new three-year framework transaction for the Company's engagement in directors' and officers' liability insurance policies, starting February 1, 2020 (the "New Framework Transaction"). The insurance policies under the New Framework Transaction shall include a joint primary tier with Israel Corp. with a joint liability cap of up to $20 million, and a separate tier covering the Company alone, with a liability cap of up to $330 million, with a total liability limit of up to $350 million for both tiers.

Note 23 - Related and Interested Parties (cont’d)

D. Transactions with related and interested parties (cont'd)

Our directors and officers are beneficiaries of both tiers. Pursuant to the New Framework Agreement, the cost of the annual premium shall not exceed a cap of $10 million for both tiers. The division of the premium amount between the Company and Israel Corp. in the joint tier are 80% to be paid by the Company and 20% by the Israel Corp, and the HR & Compensation Committee and the Board of Directors have the authority to change, from time to time, the premium allocation in respect of the joint tier between the companies, according to the recommendation of the insurers and/or brokers, and provided that such changes will not exceed 25% over the entire transaction period. Deviation from these limits shall require shareholder approval. In accordance with the terms of the New Framework Transaction and the Company's Compensation Policy, the Company's directors’ and officers’ liability insurance policy for 2020, was approved by the Company's authorized organs, effective as of February 1, 2020. The 2020 directors’ and officers’ liability insurance policy includes a liability limit of US$165 million for both tiers (comprised of a limit of $100 million, with an additional coverage Side A (directors and officers only) limit of $65 million). The Company's directors’ and officers’ liability insurance policy for 2020 was extended until March 1, 2021, and the Company is in the final stages of renewing the Company's directors’ and officers’ liability insurance policy for 2021, which is expected to include lower coverage at higher cost due to the current market for these policies.

                     Until March 2020, a framework agreement with the Company’s controlling shareholder, Israel Corp., was in effect. According to the framework agreement, which was approved in March 2017, by ICL's Audit and Accounting Committee and its Board of Directors, for a period of the three years, Israel Corp. was entitled to deposit, from time to time, an amount of up to $150 million in short‑term U.S. dollar or shekel deposits in ICL, subject to ICL’s approval. In August 2017, the terms of the framework agreement were expanded to up to $250 million deposits. The terms and conditions of the deposits, including the interest rate, was determined on the date of the deposits.

The deposits were received by ICL without security. In the fourth quarter of 2017, the Company received short-term loans, in a total amount of $175 million, for a period of 6 months, bearing interest at an annual rate of 1.72%–1.99%, which were repaid in the first quarter of 2018.

                     In December 2017, the Company, Oil Refineries Ltd. (a public company controlled by Israel Corp.) and OPC Energy Ltd. (a public company that is controlled indirectly by one of the Company’s controlling shareholders) signed individual agreements with Energean PLC for the supply of natural gas. Under the agreement between the Company and Energean, the Company will be entitled to acquire up to 13 BCM of natural gas over a period of 15 years, in the total amount of about $1.8 billion. For further information see Note 18.

Note 23 - Related and Interested Parties (cont’d)

D. Transactions with related and interested parties (cont'd)

                     In October 2020, the Company and Oil Refineries Ltd. signed individual bridge supply agreements with Tamar Reservoir for the supply of natural gas, following a process of joint negotiations with the supplier and the approval of ICL's general meeting of shareholders.  For further information see Note 18.

E. Balances with related and interested parties

Composition:

As at December 31
2020	2019
$ millions	$ millions

Other current assets	35	27

Other current liabilities	2	2